Property, plant and equipment, net	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment, net

10. Property, plant and equipment, net

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2023
Cost
Beginning of financial year	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336
Additions	-	580,125	-	3,010	63,423	4,486	651,044
Disposal	-	(5,721)	-	-	(60,974)	-	(66,695)
Lease modifications	8,230	-	-	-	-	-	8,230
Revaluation	(910,055)	-	-	-	-	-	(910,055)
Exchange difference	337,283	-	-	-	-	-	337,283
End of financial year	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143

Accumulated depreciation
Beginning of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053
Depreciation charge	932,231	416,516	100,536	1,490	46,695	4,341	1,501,809
Disposal	-	(2,574)	-	-	(49,139)	-	(51,713)
Revaluation	(723,371)	-	-	-	-	-	(723,371)
End of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778

Net book value
End of financial year	18,531,991	2,856,380	238,885	2,709	151,442	4,958	21,786,365

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

10. Property, plant and equipment, net (continued)

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2022
Cost
Beginning of financial year	11,414,034	3,898,326	1,213,687	487,229	684,093	127,487	17,824,856
Additions	-	487,577	-	-	15,100	-	502,677
Disposal					(7,051)		(7,051)
Lease modifications	1,296,818	-	-	-		-	1,289,767
Revaluation	7,065,299					-	7,065,299
Exchange difference	52,737	-	-	-	-	-	52,737
End of financial year	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336

Accumulated depreciation
Beginning of financial year	348,207	1,315,480	772,407	478,565	506,219	115,387	3,536,265
Depreciation charge	1,126,858	374,505	101,859	7,475	43,419	7,287	1,661,403
Disposal	-	-	-	-	(4,045)	-	(4,045)
Revaluation	(951,570)	-	-	-	-	-	(951,570)
End of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053

Net book value
End of financial year	19,305,393	2,695,918	339,421	1,189	146,549	4,813	22,493,283

Right-of-use assets acquired under leasing arrangements are presented together with the owned assets of the same class. Details of such leased assets are disclosed in Note 15.

During the financial year, leasehold land and buildings with carrying amount of approximately US$16,532,686 (2022: US$17,105,459) were mortgaged to secure a term loan (Note 17).

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

10. Property, plant and equipment, net (continued)

Fair value hierarchy

Independent valuations were performed by the valuers, CKS Property Consultants Pte Ltd and GB Global Pte Ltd to determine the fair value of leasehold land and buildings as at December 31, 2023 and 2022, respectively. The revaluation surplus net of applicable deferred income taxes was credited to revaluation reserve. The following table presents the fair value measurement hierarchy of the Group’s leasehold land and buildings carried at fair value:-

Fair value measurements as at
December 31, 2023 categorized into
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial – Singapore	16,532,686	-	-	16,532,686

Fair value measurements as at
December 31, 2022 categorized into
Quoted prices in
		active markets for	Significant other	Significant
	Fair value at	identical assets	observable inputs	unobservable inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial - Singapore	17,105,459	-	-	17,105,459

During the years ended December 31, 2023 and 2022, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

10. Property, plant and equipment, net (continued)

Reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy:-

Leasehold land
and buildings
US$

Carrying amount at December 31, 2022	17,105,459
Depreciation charge on revaluation of properties held for own use	(723,371)
Net gain from a fair value adjustment recognized in the
consolidated statement of profit or loss and other comprehensive income	150,598

Carrying amount at December 31, 2023	16,532,686

Valuation techniques

There has been no change from the valuation techniques used in the financial years ended December 31, 2023 and 2022. For all leasehold land and buildings, the valuation was determined using a market comparison approach. The fair value of leasehold land and buildings is based on prices for recent market transactions in similar properties and adjusted to reflect the conditions and locations of the Group’s properties. The significant input into this valuation approach is price per square foot, which has been adjusted to reflect the location, size, tenure, age and condition, standard of finishes, use, facilities provided, date of transaction and the prevailing economic conditions.

Below is a summary of the valuation techniques used and the key inputs to the valuation of leasehold land and buildings:-

	Valuation techniques	Significant unobservable inputs	Range or weighted average
			2023	2022
Leasehold land and buildings in Singapore	Market comparison approach	Price per square foot	US$113 to US$396 per square foot	US$67 to US$141 per square foot

The fair value measurements are based on the above leasehold land and buildings’ highest and best use, which does not differ from their actual use.

Had the Group’s leasehold land and buildings been carried at cost less accumulated depreciation, the carrying amount of the Group’s leasehold land and buildings as at December 31, 2023 and 2022 would have been approximately US$3,645,289 and US$4,118,381 respectively.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022